Investment Strategy - Freedom 100 Emerging Markets ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Freedom 100 Emerging Markets Index is a freedom-weighted emerging markets equity index.
Freedom 100 Emerging Markets Index
The Index is designed to track the performance of a portfolio of approximately 100 equity securities, which includes preferred stocks, in emerging market countries. Country inclusion and weights are determined based on third-party quantified data covering 87 personal and economic freedom variables. Variables can be categorized into three main types of freedom metrics: civil freedom (such as absence of terrorism, human trafficking, torture, disappearances and detainments), political freedom (such as rule of law, due process, freedom of the press, freedom of expression, freedom of religion, and freedom of assembly), and economic freedom (such as marginal tax rates, access to international trade, business regulations, soundness of the money supply, and size of government). A quantitative model is used to assign country weights based on the above metrics as described below. Securities within each included country are selected using minimum market capitalization (“market cap”) and liquidity (90-day average daily value of shares traded on a public exchange) requirements, and are subsequently market cap-weighted. For clarification, country weights are established first, then security weights are established (within previously established country weights). The Index excludes state owned enterprises
(“SOEs”). The Index was developed in 2017 by Life + Liberty Indexes, LLC, the Fund’s index provider (the “Index Provider”).

The Initial Index Universe
Index construction begins with an initial universe of common and preferred stocks (or their depositary receipts) with headquarters domiciled in emerging market countries. As of September 30, 2025, the initial country universe includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, United Arab Emirates (collectively, the “Initial Country Universe”).

Market Capitalization Screens	The Index Provider determines the countries eligible to be included in the Index at the time of each annual reconstitution of the Index based on the market capitalization of each emerging market relative to world market capitalization (market capitalization ratio). To be eligible to be included in the Index, a country’s three-year average market capitalization must represent at least 0.15% of the world’s market capitalization, and a country’s market capitalization ratio must be at least 0.15% in each of the three years preceding the measurement year (the “Eligible Universe”).

Country Selection and Weighting
Countries in the eligible universe are freedom-weighted by their country level freedom scores (“Freedom Scores”). Freedom Scores are composed of 87 quantified personal and economic freedom variables compiled by independent third party think-tanks - the Cato Institute and the Fraser Institute. Freedom Scores are used by the Index Provider to derive country weights and inclusions. Based on Index rules, the higher a country’s Freedom Score, the higher its weight in the Index. The lower a country’s Freedom Score, the lower its weight in the Index. Countries with a negative weight are excluded from the Index. As of September 30, 2025, the following Emerging Markets were included in the Index: Taiwan, Chile, South Korea, Poland, South Africa, Brazil, Thailand, Malaysia, Indonesia, Mexico, the Philippines, and India. As of January 31, 2026, the following Emerging Markets were included in the Index: Taiwan, Chile, South Korea, Poland, South Africa, Brazil, Thailand, Malaysia, Indonesia, Mexico, and the Philippines (each, an “Included Country, and collectively, the “Included Countries”).

Component Selection and Weighting	The Index securities universe includes all companies domiciled in each of the Included Countries as determined by the index calculator. Securities must meet minimum market capitalization and liquidity requirements to be eligible for inclusion. Securities with fewer than six months of trading history are excluded from the Index. The ten largest securities within each Included Country are selected and weighted based on free-float market capitalization. To be clear, country weights are established first, then individual security weights are established (within previously established country weights). Either local shares or depositary receipts can be used in the Index with preference given to depositary receipts for new additions. SOEs, which are defined by the Index Provider as companies with 20% or more government ownership, are excluded from the Index. The Index may include small-, mid-, and large-capitalization companies; however, the rules of the Index will naturally favor large-capitalization companies with high liquidity.

Index Rebalance	The Index is assessed annually in January of each year at which time the Index is reconstituted and rebalanced by the Index Provider. Component changes are made after the market close on the third Friday of January and become effective at the market open on the next trading day.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
As of September 30, 2025, the Fund had significant exposure to the Information Technology and Financials sectors. As of the same date, the Fund had significant exposure to companies economically tied to Taiwan, South Korea, and Chile.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities economically tied to emerging market countries. The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.
For purposes of the Fund’s 80% policy, the securities of a company are considered to be economically tied to an emerging market country if one or more of the following attributes are tied to an emerging markets country: stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities economically tied to emerging market countries.